Cover	Dec. 01, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-39922
Entity Registrant Name	One Equity Partners Open Water I Corp.
Entity Central Index Key	0001824677
Entity Tax Identification Number	85-2827264
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o OEP Water I Holdings LLC
Entity Address, Address Line Two	510 Madison Avenue, 19th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	277-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-fifth of one Redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, $0.0001 par value, and one-fifth of one Redeemable Warrant
Trading Symbol	OEPW.U
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock, included as part of the units
Trading Symbol	OEPW
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	OEPWW
Security Exchange Name	NASDAQ